Other Intangible Assets	12 Months Ended
Dec. 31, 2024
Other Intangible Assets
Other Intangible Assets

Note 14.  Other Intangible Assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2023	$6,889	5,969	1,172	14,030
Additions	—	115	—	115
Consolidation through obtaining control of subsidiary	—	1	—	1
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2023	6,889	6,082	1,172	14,143
Additions	—	153	—	153
Disposals	—	(190)	—	(190)
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2024	$6,889	6,042	1,172	14,103

Accumulated Amortization
Balance at January 1, 2023	$6,889	5,531	516	12,936
Amortization for the year	—	273	121	394
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2023	6,889	5,801	637	13,327
Amortization for the year	—	214	119	333
Disposals	—	(190)	—	(190)
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2024	$6,889	5,822	756	13,467

Carrying amounts
At December 31, 2023	$—	281	535	816
At December 31, 2024	$—	220	416	636

Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others	7-15	years